SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

30.	SUBSEQUENT EVENTS

2017 Convertible bonds

In February 2022, we fully redeemed the outstanding notional value of our 2017 Convertible Bonds, inclusive of interest, amounting to $321.7 million.

Corporate bilateral facility

In February 2022, we executed a $250 million corporate bilateral facility with Sequoia Investment Management secured by Golar's shareholdings in FLNG Hilli and Gimi. The corporate bilateral facility has a tenor of 7-years with a bullet payment maturing in February 2029 and bears interest of LIBOR plus a margin range of 4.5% to 5.5%, subject to certain financial ratio thresholds. The corporate bilateral facility remained undrawn as of April 14, 2022 and will remain available for drawdown until 30 June 2022.
Share buyback

In March 2022, we repurchased 368,496 of our own shares, under the share repurchase program, at a total cost of $6.6 million, inclusive of related fees. These shares were subsequently cancelled at March 31, 2022, reducing the balance of our issued and outstanding common shares.

Sale of NFE common stock

In April 2022, we sold 6.2 million of our NFE common stock raising net proceeds of $253.0 million. We plan to use these proceeds to deploy FLNG growth projects and general corporate purposes. Following the sale of such shares, our remaining holdings in NFE common stock is 12.4 million.

UK tax lease benefits

In April 2022, we settled and paid in full with the UK HMRC our liability in relation to past tax leases, amounting to $63.5 million, of which $16.0 million was funded from our restricted cash. The first priority security interest on the Gandria and the second priority security interests on the Golar Tundra and Golar Frost were also released.

Disposal of Cool Co and subsidiaries

On January 26, 2022, we and Cool Co, our wholly owned subsidiary, entered into a share purchase agreement (“the Vessel SPA”) under which Cool Co will acquire eight modern TFDE LNG vessels and the Cool Pool Limited, the fleet’s commercial management company (“the Disposal Group”), from us. The purchase price for each vessel was agreed at $145.0 million, subject to working capital and debt adjustments. Following completion of the Vessel SPA in April 2022, we now own a 31.3% interest in Cool Co. The existing sale and leaseback loans, except for the loans secured over the Golar Ice and the Golar Kelvin which will be assumed by Cool Co, were refinanced in connection with the closing of the Vessel SPA and were contemporaneously deconsolidated from our financial statements. Post completion of the Vessel SPA, we will continue to be the guarantor to the Golar Ice and the Golar Kelvin sale and leaseback arrangements. Subject to certain adjustments which include but are not limited to net debt and working capital at the date of deconsolidation, the indicative loss on disposal is estimated at $200 - $250 million. Of the minimum contractual future revenue receivable from our existing charterers and the minimum contractual future expense payable to our existing lessors (note 13) as at December 31, 2021, $294.2 million and $2.4 million, respectively are associated to the eight TFDE vessels which we subsequently sold to Cool Co in March and April 2022.

Although we announced in December 2021 the execution of a pre-commitment agreement to separate our eight TFDE LNG vessels into Cool Company Ltd, the consummation of the pre-commitment agreement was subject to the receipt of certain approvals and third-party consents, successful raise of equity and the satisfaction of other customary closing conditions. As such we have concluded that the Disposal Group did not meet the definition of held for sale and discontinued operations as at December 31, 2021.
The table below provides the proforma balance sheet assuming the deconsolidation of Cool Co and subsidiaries took place on December 31, 2021:

(in thousands of $)	Consolidated balance sheet of Golar LNG Limited	Deconsolidation of Cool Co and subsidiaries	Proforma consolidated balance sheet of Golar LNG Limited post Cool Co and subsidiaries deconsolidation
ASSETS
Current assets	925,597	145,956	1,071,553
Non-current assets	4,022,698	(1,258,340)	2,764,358
Total assets	4,948,295	(1,112,384)	3,835,911

LIABILITIES AND EQUITY
Current liabilities	(1,307,222)	414,377	(892,845)
Non-current liabilities	(1,463,156)	303,822	(1,159,334)
Total liabilities	(2,770,378)	718,199	(2,052,179)

Equity
Stockholders' equity	(1,730,650)	219,686	(1,510,964)
Non-controlling interests	(447,267)	174,499	(272,768)
Total equity	(2,177,917)	394,185	(1,783,732)
Total liabilities and equity	(4,948,295)	1,112,384	(3,835,911)